UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Rational Dividend Capture Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Common Stocks — 71.4%
Consumer Discretionary — 15.3%
65,000	Cedar Fair LP	$ 3,864,250
33,000	Leggett & Platt, Inc.	1,597,200
23,450	McDonald's Corp.	2,947,196
70,500	Six Flags Entertainment Corp.	3,912,045
18,500	Target Corp.	1,522,180
		13,842,871
Consumer Staples — 14.5%
59,250	Altria Group, Inc.	3,712,605
8,250	Clorox Co./The	1,039,995
23,000	General Mills, Inc.	1,457,050
44,500	Procter & Gamble Co./The	3,662,795
65,250	Reynolds American, Inc.	3,282,727
		13,155,172
Health Care — 1.7%
38,500	Owens & Minor, Inc.	1,556,170
Industrials — 11.2%
81,000	Emerson Electric Co.	4,404,780
46,500	KAR Auction Services, Inc.	1,773,510
5,850	Lockheed Martin Corp.	1,295,775
25,500	Republic Services, Inc.	1,215,075
24,000	Waste Management, Inc.	1,416,000
		10,105,140
Information Technology — 6.6%
14,100	International Business Machines Corp.	2,135,445
71,500	Paychex, Inc.	3,861,715
		5,997,160
Materials — 1.5%
18,500	Avery Dennison Corp.	1,334,035
Telecommunication Services — 4.4%
73,500	Verizon Communications, Inc.	3,974,880
Utilities — 16.2%
21,000	ALLETE, Inc.	1,177,470
16,500	Alliant Energy Corp.	1,225,620
24,200	Ameren Corp.	1,212,420
17,700	American Electric Power Co., Inc.	1,175,280
29,500	Avista Corp.	1,203,010
15,000	Dominion Resources, Inc.	1,126,800
12,750	DTE Energy Co.	1,155,915
14,500	New Jersey Resources Corp.	528,235
2,900	NextEra Energy, Inc.	343,186
16,250	Pinnacle West Capital Corp.	1,219,887
17,000	SCANA Corp.	1,192,550
22,000	Southern Co./The	1,138,060
9,750	UGI Corp.	392,828
6,250	WEC Energy Group, Inc.	375,438
28,500	Xcel Energy, Inc.	1,191,870
		14,658,569
Total Common Stocks (Cost $57,411,963)		64,623,997
Preferred Stocks — 26.8%
Financials — 20.8%
61,000	Aegon NV, 8.00%	1,646,390
95,000	Allstate Corp./The, 5.10%	2,476,650
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,927,779
135,000	KKR Financial Holdings LLC, 8.38%	3,528,900
100,000	Raymond James Financial, Inc., 6.90%	2,622,000
80,000	U.S. Bancorp, Series F, 6.50%	2,353,600
118,000	Wells Fargo & Co., Series J, 8.00%	3,309,900
		18,865,219
Real Estate Investment Trusts — 6.0%
10,000	National Retail Properties, Inc., Series D, 6.63%	261,000
80,000	PS Business Parks, Inc., Series S, 6.45%	2,064,000
60,000	Public Storage, Series Q, 6.50%	1,503,000
60,000	Realty Income Corp., Series F, 6.63%	1,561,800
		5,389,800
Total Preferred Stocks (Cost $24,229,772)		24,255,019
Short-Term Investments — 1.9%
1,674,000	Federated Treasury Obligations Fund, Institutional Class, 0.17% (a)	1,674,000
Total Short-Term Investments (Cost $1,674,000)		1,674,000
Total Investments (Cost $83,315,735) — 100.1% (b)		$ 90,553,016
Liabilities in Excess of Other Assets — (0.1)%		(57,169)
Net Assets — 100.0%		$ 90,495,847

(a) Rate disclosed is the seven day yield as of March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $83,657,044 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 7,867,241
	Unrealized depreciation:	(971,269)
	Net unrealized appreciation:	$ 6,895,972

 See accompanying notes which are an integral part of these portfolios of investments.

Rational Risk Managed Emerging Markets Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Common Stocks — 90.3%
Argentina — 2.0%
Energy — 0.9%
4,566	YPF SA ADR	$ 81,640
Financials — 0.6%
834	Banco Macro SA ADR	53,768
Utilities — 0.5%
2,274	Pampa Energia SA ADR *	48,755
		184,163
Brazil — 4.2%
Consumer Discretionary — 0.5%
14,213	Kroton Educacional SA	45,379
Consumer Staples — 2.0%
9,000	Ambev SA	46,957
9,552	Raia Drogasil SA *	138,594
		185,551
Energy — 0.4%
15,300	Petroleo Brasileiro SA *	45,105
Financials — 1.3%
5,800	Banco Bradesco SA	43,489
8,900	Itau Unibanco Holding SA	77,005
		120,494
		396,529
China — 13.8%
Consumer Discretionary — 1.0%
8,000	BYD Co. Ltd. *	45,892
1,100	Ctrip.com International Ltd. ADR *	48,686
		94,578
Consumer Staples — 0.9%
9,500	Hengan International Group Co. Ltd.	82,418
Energy — 1.0%
75,000	CNOOC Ltd.	88,561
Financials — 3.2%
274,000	Agricultural Bank of China Ltd.	98,546
1,000	Bank of China Ltd.	415
351,000	Industrial & Commercial Bank of China Ltd.	196,373
		295,334
Information Technology — 5.0%
6,000	AAC Technologies Holdings, Inc.	45,866
600	Alibaba Group Holding Ltd. ADR *	47,418
200	Baidu, Inc. ADR *	38,176
300	NetEase, Inc. ADR	43,074
14,300	Tencent Holdings Ltd.	291,995
		466,529
Materials — 0.4%
134,000	Zijin Mining Group Co. Ltd.	41,457
Telecommunication Services — 2.3%
412,000	China Telecom Corp. Ltd.	217,754
		1,286,631
Hong Kong — 3.5%
Consumer Discretionary — 0.5%
26,000	Haier Electronics Group Co. Ltd.	45,314
Financials — 0.9%
8,000	AIA Group Ltd.	45,325
14,000	China Overseas Land & Investment Ltd.	44,306
		89,631
Industrials — 0.5%
26,500	Shenzhen International Holdings Ltd.	42,975
Telecommunication Services — 1.6%
13,500	China Mobile Ltd.	150,447
		328,367
Hungary — 0.5%
Financials — 0.5%
1,778	OTP Bank PLC	44,647
India — 11.6%
Consumer Discretionary — 1.6%
3,865	Mahindra & Mahindra Ltd.	70,605
1,455	Maruti Suzuki India Ltd.	81,588
		152,193
Consumer Staples — 1.9%
6,722	Hindustan Unilever Ltd.	88,190
18,103	ITC Ltd.	89,661
		177,851
Energy — 1.6%
9,613	Reliance Industries Ltd.	151,603
Financials — 1.6%
8,801	Housing Development Finance Corp. Ltd.	146,818
Health Care — 0.8%
6,266	Sun Pharmaceutical Industries Ltd.	77,527
Information Technology — 4.1%
5,474	HCL Technologies Ltd.	67,241
9,298	Infosys Ltd.	170,920
3,828	Tata Consultancy Services Ltd.	145,571
		383,732
		1,089,724
Indonesia — 2.7%
Industrials — 1.2%
562,500	Wijaya Karya Persero *	110,344
Telecommunication Services — 1.5%
557,900	Telekomunikasi Indonesia Persero Tbk PT	139,423
		249,767
Israel — 1.2%
Industrials — 1.2%
1,193	Elbit Systems Ltd.	111,891
Channel Islands — 1.1%
Materials — 1.1%
1,098	Randgold Resources Ltd.	100,463
Malaysia — 1.8%
Telecommunication Services — 1.8%
100,200	Telekom Malaysia Bhd	170,071
Mexico — 4.7%
Consumer Discretionary — 0.4%
9,900	Alsea SAB de CV	37,168
Consumer Staples — 2.7%
7,400	Fomento Economico Mexicano SAB de CV	71,337
8,320	Gruma SAB de CV	131,971
19,000	Kimberly-Clark de Mexico SAB de CV	45,912
		249,220
Financials — 0.8%
18,900	Credito Real SAB DE CV SO	40,003
6,800	Grupo Financiero Banorte SAB de CV	38,544
		78,547
Industrials — 0.8%
4,800	Grupo Aeroportuario del Pacifico SAB de CV	42,736
1,945	Grupo Aeroportuario del Sureste SAB de CV	29,292
		72,028
		436,963
Philippines — 2.0%
Consumer Discretionary — 1.0%
18,700	Jollibee Foods Corp.	92,381
Consumer Staples — 1.0%
20,450	Universal Robina Corp.	96,487
		188,868
Poland — 1.3%
Consumer Staples — 0.6%
3,874	Eurocash SA *	55,389
Financials — 0.7%
1,373	KRUK SA	66,232
		121,621
Portugal — 1.2%
Consumer Staples — 1.2%
7,014	Jeronimo Martins SGPS SA	114,765
Republic of South Korea — 15.5%
Consumer Discretionary — 3.1%
1,332	Coway Co. Ltd.	112,777
518	Hankook Tire Co Ltd.	24,724
313	Hyundai Mobis Co. Ltd.	68,381
836	LG Electronics, Inc.	45,183
25	Lotte Chilsung Beverage Co. Ltd.	39,899
		290,964
Consumer Staples — 4.4%
1,790	KT&G Corp.	172,757
193	LG Household & Health Care Ltd.	160,022
121	NongShim Co. Ltd.	42,465
50	Ottogi Corp.	39,789
		415,033
Industrials — 2.3%
412	CJ Korea Express Corp. *	68,682
1,806	Korea Aerospace Industries Ltd.	103,313
1,704	Korean Air Lines Co. Ltd. *	46,347
		218,342
Information Technology — 4.2%
337	Samsung Electronics Co. Ltd.	387,931
Materials — 1.3%
376	Hyosung Corp.	47,505
103	Lotte Chemical Corp.	30,862
2,731	Ssangyong Cement Industrial Co. Ltd. *	46,485
		124,852
Utilities — 0.2%
260	Korea Electric Power Corp.	13,733
		1,450,855
Russian Federation — 3.9%
Energy — 2.4%
1,895	Lukoil PJSC ADR	72,796
25,977	Surgutneftegas OAO ADR	151,446
		224,242
Financials — 0.7%
44,580	Moscow Exchange MICEX-RTS PJSC *	69,719
Materials — 0.8%
5,055	PhosAgro OAO *	71,275
		365,236
South Africa — 2.7%
Consumer Discretionary — 1.1%
717	Naspers Ltd., N Shares	100,100
Energy — 0.7%
2,333	Sasol Ltd.	69,779
Financials — 0.4%
850	Capitec Bank Holdings Ltd.	32,994
Materials — 0.5%
11,607	Gold Fields Ltd.	45,956
		248,829
Taiwan — 12.6%
Consumer Discretionary — 3.3%
70,000	Cheng Shin Rubber Industry Co. Ltd.	140,893
5,000	Eclat Textile Co. Ltd.	65,873
8,000	Feng TAY Enterprise Co. Ltd.	42,557
23,000	Formosa Taffeta Co. Ltd.	22,503
24,000	Ruentex Industries Ltd.	39,571
		311,397
Financials — 0.7%
19,000	Cathay Financial Holding Co. Ltd.	22,786
35,000	Fubon Financial Holding Co. Ltd.	44,641
		67,427
Industrials — 1.4%
162,000	Eva Airways Corp.	90,714
51,000	Teco Electric and Machinery Co. Ltd.	41,647
		132,361
Information Technology — 5.0%
27,000	Hon Hai Precision Industry Co. Ltd.	71,227
2,000	Land Mark Optoelectronics Corp.	32,540
27,000	Pegatron Corp.	63,080
59,000	Taiwan Semiconductor Manufacturing Co. Ltd.	297,340
		464,187
Materials — 2.2%
37,000	Formosa Chemicals & Fibre Corp.	92,313
37,000	Formosa Plastics Corp.	91,853
15,000	Taiwan Fertilizer Co. Ltd.	22,702
		206,868
		1,182,240
Turkey — 2.1%
Energy — 0.1%
561	Tupras Turkiye Petrol Rafinerileri AS	15,797
Industrials — 2.0%
22,964	Aselsan Elektronik Sanayi Ve Ticaret AS	149,127
916	Otokar Otomotiv Ve Savunma Sanayi AS	35,106
		184,233
		200,030
United Kingdom — 1.9%
Consumer Staples — 1.9%
3,001	British American Tobacco PLC	176,301
Total Common Stocks (Cost $7,804,802)		8,447,961
Mutual Funds — 1.1%
Romania – 1.1%
10,860	Fondul Proprietatea SA *	104,908
Total Mutual Funds (Cost $101,780)		104,908
Short-Term Investments — 5.8%
541,081	Federated Treasury Obligations Fund, Institutional Class, 0.17% (a)	541,081
Total Short-Term Investments (Cost $541,081)		541,081
Total Investments (Cost $8,447,663) — 97.2% (b)		$ 9,093,950
Other Assets in Excess of Liabilities — 2.8%		257,971
Net Assets — 100.0%		$ 9,351,921

* Non-income producing security.
ADR — American Depositary Receipt

(a) Rate disclosed is the seven day yield as of March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $8,447,663 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 708,960
	Unrealized depreciation:	(62,673)
	Net unrealized appreciation:	$ 646,287

See accompanying notes which are an integral part of these portfolios of investments.

Rational Real Strategies Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares			Fair Value
Common Stocks — 48.8%
Energy — 29.4%
10,100	Canadian Natural Resources Ltd. (a)		$ 272,700
3,800	Carrizo Oil & Gas, Inc. (a)		117,496
4,800	Cheniere Energy, Inc. (a)		162,384
16,510	Chesapeake Energy Corp (a) .		68,021
9,400	Enterprise Products Partners LP (a)		231,428
6,000	Halliburton Co. (a)		214,320
800	Helmerich & Payne, Inc. (a)		46,976
6,200	Kinder Morgan, Inc. (a)		110,732
6,000	Magellan Midstream Partners LP (a)		412,800
5,600	National Oilwell Varco, Inc. (a)		174,160
2,400	Schlumberger Ltd. (a)		177,000
8,100	Spectra Energy Corp. (a)		247,860
11,700	Suncor Energy, Inc. (a)		325,377
1,200	Valero Energy Corp. (a)		76,968
			2,638,222
Financials — 1.0%
7,600	Cresud SACIF y A ADR (a) *		88,464
Industrials — 9.6%
4,650	AGCO Corp. (a)		231,105
6,000	Chicago Bridge & Iron Co. NV (a)		219,540
300	Copa Holdings SA (a)		20,325
5,700	GATX Corp. (a)		270,750
7,600	Navigator Holdings Ltd. (a) *		122,740
			864,460
Materials — 8.8%
1,700	Agrium, Inc. (a)		150,093
600	Albemarle Corp. (a)		38,358
3,800	BHP Billiton Ltd. ADR (a)		98,420
7,300	Potash Corp of Saskatchewan, Inc. (a)		124,246
3,900	Rio Tinto PLC ADR (a)		110,253
9,800	Southern Copper Corp. (a)		271,558
			792,928
Total Common Stocks (Cost $4,651,872)			4,384,074
Exchange-Traded Funds — 1.2%
7,500	iShares Silver Trust (a) *		110,100
Total Exchange-Traded Funds (Cost $116,475)			110,100
Real Estate Investments — 15.8% (b,c,d)
	Grocery & Pharmacy DST		823,108
	New York Power DST (e)		594,351
Total Real Estate Investments (Cost $1,674,882)			1,417,459
Short-Term Investments — 35.5%
3,188,209	Federated Treasury Obligations Fund, Institutional Class, 0.17% (f)		3,188,209
Total Short-Term Investments (Cost $3,188,209)			3,188,209
Total Investments (Cost $9,631,438) — 101.3% (h)			$ 9,099,842
Liabilities in Excess of Other Assets — (1.3)%			(120,689)
Net Assets — 100.0%			$ 8,979,153
Contracts (g)		Expiration Date - Exercise Price	Fair Value
Call Options Written — (1.7)%
46	AGCO Corp.	April 2016 - $50.00	$ 4,485
17	Agrium, Inc.	April 2016 - $90.00	1,700
6	Albermarle Corp.	April 2016 - $60.00	2,760
38	BHP Billition Ltd.	April 2016 - $25.00	5,776
101	Canadian Natural Resources Ltd.	April 2016 - $27.00	9,848
38	Carrizo Oil & Gas, Inc.	April 2016 - $27.50	15,960
48	Cheniere Energy, Inc.	April 2016 - $37.50	1,320
165	Chesapeake Energy Corp.	April 2016 - $4.50	3,135
60	Chicago Bridge & Iron Co. NV	April 2016 - $37.50	3,420
3	Copa Holdings SA	April 2016 - $65.00	1,200
30	Cresud SACIF y A ADR	April 2016 - $12.50	1,200
94	Enterprise Products Partners LP	April 2016 - $24.00	9,400
57	GATX Corp.	April 2016 - $45.00	15,675
60	Halliburton Co.	April 2016 - $35.00	7,950
8	Helmerich & Payne, Inc.	April 2016 - $60.00	1,040
75	iShares Silver Trust	April 2016 - $15.00	1,125
62	Kinder Morgan, Inc.	April 2016 - $18.00	3,286
60	Magellan Midstream Partners LP	April 2016 - $67.50	14,400
56	National Oilwell Varco, Inc.	April 2016 - $34.00	672
76	Navigator Holdings Ltd.	April 2016 - $17.50	950
73	Potash Corporation of Saskatchewan, Inc.	April 2016 - $19.00	292
39	Rio Tinto PLC	April 2016 - $27.50	5,948
24	Schlumberger Ltd.	April 2016 - $75.00	1,860
98	Souther Copper Corp.	April 2016 - $27.00	11,515
81	Spectra Energy Corp.	April 2016 - $30.00	8,100
117	Suncor Energy, Inc.	April 2016 - $27.50	13,864
12	Valero Energy Corp.	April 2016 - $65.00	1,440
Total Call Options Written (Premiums Received $167,724)			$ 148,321

* Non-income producing security.
ADR — American Depositary Receipt
DST — Delaware Statutory Trust

(a) All or a portion of the security is held as collateral for written call options.
(b) Illiquid security.
(c) Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(d) Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(e) Investment in affiliate.
(f) Rate disclosed is the seven day yield as of March 31, 2016.
(g) Each contract is equialent to 100 shares of the underlying common stock.
(h) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $9,246,697 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 648,942
		Unrealized depreciation:	(944,118)
		Net unrealized depreciation:	$ (295,176)

See accompanying notes which are an integral part of these portfolios of investments.

Rational Defensive Growth Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Common Stocks — 98.0%
Consumer Discretionary — 9.8%
4,850	Carter's, Inc.	$ 511,093
11,925	Cato Corp./The, Class A	459,709
7,300	Darden Restaurants, Inc.	483,990
24,000	Fred's, Inc., Class A	357,840
6,150	Hasbro, Inc.	492,615
5,900	Pool Corp.	517,666
		2,822,913
Consumer Staples — 5.1%
7,250	National Beverage Corp. *	306,820
6,000	Snyder's-Lance, Inc.	188,880
14,935	Tootsie Roll Industries, Inc.	521,829
3,650	USANA Health Sciences, Inc. *	443,183
		1,460,712
Financials — 19.6%
5,650	Berkshire Hills Bancorp, Inc.	151,929
14,000	Brookline Bancorp, Inc.	154,140
2,525	Cathay General Bancorp	71,533
10,825	CenterState Banks, Inc.	161,184
4,800	Chemical Financial Corp.	171,312
4,175	Community Bank System, Inc.	159,527
4,400	Community Trust Bancorp, Inc.	155,408
12,750	F.N.B. Corp.	165,878
7,825	First Busey Corp.	160,256
620	First Citizens BancShares, Inc., Class A	155,663
18,100	First Commonwealth Financial Corp.	160,366
1,900	Hanover Insurance Group, Inc.	171,418
3,550	Independent Bank Corp.	163,158
1,925	Infinity Property & Casualty Corp.	154,963
12,900	Investors Bancorp, Inc.	150,156
12,750	Kearny Financial Corp.	157,463
5,100	MB Financial, Inc.	165,495
13,150	National Penn Bancshares, Inc.	139,916
6,025	NBT Bancorp Inc.	162,374
10,000	Northfield Bancorp, Inc.	164,400
9,675	Oritani Financial Corp.	164,185
1,750	Park National Corp.	157,500
10,200	People's United Financial, Inc.	162,486
3,100	Pinnacle Financial Partners, Inc.	152,086
3,200	PrivateBancorp, Inc., Class A	123,520
8,000	Provident Financial Services, Inc.	161,520
6,250	Republic Bancorp, Inc.	161,438
2,425	RLI Corp.	162,136
9,700	Sterling Bancorp	154,521
8,625	TFS Financial Corp.	149,816
2,825	Tompkins Financial Corp.	180,800
5,875	TriCo Bancshares	148,755
4,075	United Fire Group, Inc.	178,566
3,425	Validus Holdings Ltd.	161,626
5,125	WSFS Financial Corp.	166,665
6,800	Yadkin Financial Corp.	160,956
		5,643,115
Health Care — 12.6%
7,750	Cantel Medical Corp.	553,040
10,425	CorVel Corp. *	410,953
21,500	Ensign Group, Inc./The	486,760
8,450	Neogen Corp. *	425,457
13,300	Owens & Minor, Inc.	537,586
9,450	Prestige Brands Holdings, Inc. *	504,535
6,800	Quest Diagnostics, Inc.	485,860
4,450	U.S. Physical Therapy, Inc.	221,298
		3,625,489
Industrials — 22.1%
22,000	AAON, Inc.	616,000
15,250	ABM Industries, Inc.	492,727
25,700	Aegion Corp. *	542,013
18,000	Aerovironment, Inc.	509,760
6,200	Alaska Air Group, Inc.	508,524
11,700	Beacon Roofing Supply, Inc. *	479,817
9,100	Exponent, Inc.	464,191
11,000	Granite Construction, Inc.	525,800
14,300	Hawaiian Holdings, Inc. *	674,817
26,500	Marten Transport Ltd.	496,080
17,250	Rollins, Inc.	467,820
6,850	Universal Forest Products, Inc.	587,867
		6,365,416
Information Technology — 9.0%
12,800	CSG Systems International, Inc.	578,048
13,400	Ebix, Inc.	546,586
14,500	FLIR Systems, Inc.	477,775
15,900	Forrester Research, Inc.	534,399
15,500	Sykes Enterprises, Inc. *	467,790
		2,604,598
Materials — 2.0%
5,357	Vulcan Materials Co.	565,538
Real Estate Investment Trusts — 4.1%
5,100	Healthcare Realty Trust, Inc.	157,539
1,625	Mid-America Apartment Communities, Inc.	166,091
14,850	Monmouth Real Estate Investment Corp.	176,567
2,500	National Health Investors, Inc.	166,300
8,350	Retail Opportunity Investments Corp.	168,002
1,400	Sovran Self Storage, Inc.	165,130
4,600	Tanger Factory Outlet Centers, Inc.	167,394
		1,167,023
Utilities — 13.7%
11,000	American States Water Co.	432,960
12,800	Avista Corp.	521,984
7,500	Chesapeake Utilities Corp.	472,275
15,750	Hawaiian Electric Industries, Inc. *	510,300
9,525	MGE Energy, Inc.	497,681
13,100	New Jersey Resources Corp.	477,233
8,900	Northwest Natural Gas Co.	479,265
13,700	UGI Corp.	551,973
		3,943,671
Total Common Stocks (Cost $24,760,673)		28,198,475
Short-Term Investments — 1.9%
556,919	Federated Treasury Obligations Fund, Institutional Class, 0.17% (a)	556,919
Total Short-Term Investments (Cost $556,919)		556,919
Total Investments (Cost $25,317,592) — 99.9% (b)		$ 28,755,394
Other Assets in Excess of Liabilities — 0.1%		25,055
Net Assets — 100.0%		$ 28,780,449

* Non-income producing security.
(a) Rate disclosed is the seven day yield as of March 31, 2016.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $25,374,173 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,509,215
	Unrealized depreciation:	(127,994)
	Net unrealized appreciation:	$ 3,381,221

See accompanying notes which are an integral part of these portfolios of investments.

Rational Strategic Allocation Fund
Portfolio of Investments (Unaudited)
March 31, 2016
Shares		Fair Value
Mutual Funds — 73.7%
Mutual Funds — 73.7%
66,979	Catalyst Dynamic Alpha Fund, Institutional Shares (a)	$ 1,045,546
126,282	Catalyst MLP & Infrastructure Fund, Institutional Shares (a)	613,728
153,101	Catalyst/Stone Beach Income Opportunity Fund, Institutional Shares (a)	1,497,328
112,697	Federated Mortgage Fund, Institutional Shares	1,092,030
112,979	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	1,165,946
133,272	Federated Total Return Government Bond Fund, Institutional Shares	1,480,650
250,472	Rational Defensive Growth Fund, Institutional Shares (a)	1,157,182
208,168	Rational Dividend Capture Fund, Institutional Shares (a)	1,802,738
308,846	Rational Risk Managed Emerging Markets Fund, Institutional Shares (a)	2,075,443
Total Mutual Funds (Cost $12,235,016)		11,930,591
Exchange-Traded Funds — 25.6%
58,183	EcoLogical Strategy ETF (a)	2,055,023
56,069	US Equity Rotation Strategy ETF (a)	2,096,420
Total Exchange-Traded Funds (Cost $3,200,801)		4,151,443
Short-Term Investments — 0.8%
132,633	Federated Treasury Obligations Fund, Institutional Class, 0.17% (b)	132,633
Total Short-Term Investments (Cost $132,633)		132,633
Total Investments (Cost $15,568,450) — 100.1% (c)		$ 16,214,667
Liabilities in Excess of Other Assets — (0.1)%		(23,228)
Net Assets — 100.0%		$ 16,191,439

ETF – Exchange-Traded Fund

(a) Investment in affiliate.
(b) Rate disclosed is the seven day yield as of March 31, 2016.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,209,948 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,405,573
	Unrealized depreciation:	(1,400,854)
	Net unrealized appreciation:	$ 4,719

See accompanying notes which are an integral part of these portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Option contracts are generally valued using the closing price based on the exchange they are traded on.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal, conducted by an independent valuation agent, on the property(ies) underlying the investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$ 64,623,997	$ -	$ -	$ 64,623,997
Preferred Stocks	24,255,019	-	-	24,255,019
Short-Term Investments	1,674,000	-	-	1,674,000
Total Investment Securities	$ 90,553,016	$ -	$ -	$ 90,553,016
Risk Managed Emerging Markets Fund
Investment Securities:
Common Stocks	$ 8,447,961	$ -	$ -	$ 8,447,961
Mutual Funds	104,908	-	-	104,908
Short-Term Investments	541,081	-	-	541,081
Total Investment Securities	$ 9,093,950	$ -	$ -	$ 9,093,950
Real Strategies Fund
Investment Securities:
Common Stocks	$ 4,384,074	$ -	$ -	$ 4,384,074
Exchange-Traded Funds	110,100	-	-	110,100
Real Estate Investments	-	-	1,417,459	1,417,459
Short-Term Investments	3,188,209	-	-	3,188,209
Total Investment Securities	$ 7,682,383	$ -	$ 1,417,459	$ 9,099,842
Other Financial Instruments (a):
Written Options	$ (148,321)	$ -	$ -	$ (148,321)
Total Investments	$ (148,321)	$ -	$ -	$ (148,321)
Defensive Growth Fund
Investment Securities:
Common Stocks	$ 28,198,475	$ -	$ -	$ 28,198,475
Short-Term Investments	556,919	-	-	556,919
Total Investment Securities	$ 28,755,394	$ -	$ -	$ 28,755,394
Strategic Allocation Fund
Investment Securities:
Mutual Funds	$ 11,930,591	$ -	$ -	$ 11,930,591
Exchange-Traded Funds	4,151,443	-	-	4,151,443
Short-Term Investments	132,633	-	-	132,633
Total Investment Securities	$ 16,214,667	$ -	$ -	$ 16,214,667

(a) Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair valuation of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of March 31, 2016:

	Fair Value at	Valuation	Unobservable	Range (Weighted
Type of Assets	March 31, 2016	Techniques	Input(s)	Average)
Real Estate Investments	$ 1,417,459	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30% - 13.60% (7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Strategies Fund			Real Estate Investments
Balance as of December 31, 2015			$ 1,519,093
Transfer into Level 3			-
Transfer out of Level 3			-
Purchases			-
Sales			(125,000)
Realized Gain/(Loss)			8,178
Change in Unrealized Appreciation/(Depreciation)			15,188
Ending Balance as of March 31, 2016			$ 1,417,459

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At March 31, 2016, the Risk Managed Emerging Markets Fund had the following open foreign currency exchange contracts:

		Contract	Contract		Unrealized
	Delivery	Amount in	Value in		Appreciation
Currency	Date	Local Currency	U.S. Dollars	Fair Value	(Depreciation)
Short:
Taiwan Dollar vs. U.S. Dollar	6/15/2016	$ 32,900,000	$ 1,000,000	$ 1,024,284	$ (24,284)
Indonesian Rupiah vs. U.S. Dollar	6/15/2016	3,330,000,000	250,000	249,094	906
Chinese Yuan vs. U.S. Dollar	6/15/2016	9,873,000	1,500,000	1,520,390	(20,390)
Indian Rupee vs. U.S. Dollar	6/15/2016	68,130,000	1,000,000	1,014,992	(14,992)
Malaysian Ringgit vs. U.S. Dollar	6/15/2016	657,680	160,000	168,074	(8,074)
Philippine Peso vs. U.S. Dollar	6/15/2016	8,454,600	180,000	183,111	(3,111)
Brazilian Real vs. U.S. Dollar	6/15/2016	377,500	100,000	102,789	(2,789)
Hungarian Forint vs. U.S. Dollar	6/15/2016	11,294,140	40,000	40,900	(900)
Israeli Sheqel vs. U.S. Dollar	6/15/2016	389,110	100,000	103,711	(3,711)
Polish Zloty vs. U.S. Dollar	6/15/2016	783,506	200,000	209,765	(9,765)
Romanian Leu vs. U.S. Dollar	6/15/2016	404,300	100,000	103,041	(3,041)
Russian Ruble vs. U.S. Dollar	6/15/2016	29,324,000	400,000	427,808	(27,808)
Turkish Lira vs. U.S. Dollar	6/15/2016	593,885	200,000	206,410	(6,410)
South African Rand vs. U.S. Dollar	6/15/2016	5,449,805	350,000	363,520	(13,520)
British Pound vs. U.S. Dollar	6/15/2016	120,000	171,605	172,409	(804)
South Korean Won vs. U.S. Dollar	6/15/2016	1,925,600,000	1,600,000	1,685,536	(85,536)
Mexican Peso vs. U.S. Dollar	6/15/2016	8,942,989	500,000	514,110	(14,110)
				Total Short Unrealized Depreciation:	$ (238,339)

Long:
Chinese Yuan vs. U.S. Dollar	6/15/2016	$ 1,500,000	$ 228,137	$ 230,992	$ 2,855
Indian Rupee vs. U.S. Dollar	6/15/2016	1,000,000	14,695	14,898	203
South Korean Won vs. U.S. Dollar	6/15/2016	1,599,994	1,331	1,400	69
				Total Long Unrealized Appreciation:	$ 3,127

Derivative positions open at period end, if any, are reflected for each fund in the previous tables.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2016, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Real Strategies Fund	Written Options	Equity	$ 19,403
Risk Managed Emerging Markets Fund	Forward Currency Contracts	Foreign Exchange	(235,212)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2016, is a reflection of the volume of derivative activity for the Funds.

The following is a summary of Real Strategies Fund's written option activity for the three months ended March 31, 2016:

Call Options
	Number of Options *	Option Premiums
Options outstanding, beginning of year	-	$ -
Options written	1,544	167,724
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding, end of period	1,544	$ 167,724

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	May 27, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 27, 2016